Other Expenses	12 Months Ended
Dec. 31, 2015
Other Expenses
6.	OTHER EXPENSES

	Fiscal Year Ended December 31,
	2015	2014	2013
Stamp duty and other costs on the acquisition of the Yilgarn South assets (refer note 3 (b))	—	—	27.4
Facility charges [1]	—	—	23.5
Regulatory legal fees [2]	0.1	7.1	11.1
Social contributions and sponsorships	12.2	12.3	11.4
Other	14.9	24.8	30.8

Total other costs	27.2	44.2	104.2

(1)	Facility charges on cancellation of the $1 billion and $500 million facilities associated with the spin-off of Sibanye Gold in fiscal 2013.
(2)	Legal fees paid as a result of the Gold Fields Board examination and regulatory investigation relating to the South Deep Black Economic Empowerment transaction.